2. Liquidity and Going Concern	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Liquidity And Financial Condition
Liquidity and Going Concern

The Company reported a loss of $788,000 for the six months ended September 30, 2014. At September 30, 2014 and March 31, 2014, the Company’s accumulated deficit amounted to $134,798,000 and $134,010,000, respectively. The Company had working capital of $2,830,000 and $1,970,000 as of September 30, 2014 and March 31, 2014, respectively. The Company expects to continue incurring losses for the foreseeable future and must raise additional capital to pursue its product development initiatives, penetrate markets for the sale of its products and continue as a going concern. The Company cannot provide any assurance that it will raise additional capital. Management believes that the Company has access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means; however, the Company has not secured any commitment for new financing at this time nor can it provide any assurance that new financing will be available on commercially acceptable terms, if at all. If the economic climate in the U.S. deteriorates, the Company’s ability to raise additional capital could be negatively impacted. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash in amounts sufficient to sustain operations and meet its obligations. These measures could cause significant delays in the Company’s efforts to commercialize its products, which is critical to the realization of its business plan and the future operations of the Company. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying condensed consolidated financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

The Company had net income of $3,735,000 and incurred losses from operations of $6,051,000 for the year ended March 31, 2014. At March 31, 2014, the Company’s accumulated deficit amounted to $134,010,000. The Company had working capital of $1,970,000 as of March 31, 2014. The Company expects the need to raise additional capital from external sources in order to continue the longer term efforts contemplated under its business plan. The Company expects to continue incurring losses for the foreseeable future and may need to raise additional capital to pursue its product development initiatives, penetrate markets for the sale of its products and continue as a going concern.

On April 2, 2014, the Company entered into an At-the-Market Issuance Sales Agreement with MLV & Co. LLC (“MLV”) under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $9,159,000 from time to time through MLV acting as the Company’s sales agent. The Company will pay MLV a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through MLV as agent under the Sales Agreement. As of June 24, 2014, the sales of shares under this agreement have resulted in net proceeds of $982,000.

The Company currently anticipates that its cash and cash equivalents will be sufficient to meet its working capital requirements to continue its sales and marketing and research and development efforts through at least April 1, 2015. However, in order to execute the Company’s long-term Microcyn® product development strategy and to penetrate new and existing markets, the Company may need to raise additional funds through public or private equity offerings, debt financings, corporate collaborations or other means and potentially reduce operating expenditures.

Management believes that the Company has access to capital resources through possible public or private equity offerings, debt financings, corporate collaborations or other means; however, the Company has not secured any commitment for new financing at this time, nor can it provide any assurance that other new financings will be available on commercially acceptable terms, if needed. If the Company is unable to secure additional capital, it may be required to curtail its research and development initiatives and take additional measures to reduce costs in order to conserve its cash.